Label	Element	Value
Brent Fuel Contract [Member] | Commodity price risk [member]
Derivative, Nonmonetary Notional Amount	invest_DerivativeNonmonetaryNotionalAmount	72,000
Ordinary shares [member]
Entity Common Stock, Shares Outstanding	dei_EntityCommonStockSharesOutstanding	1,167,846,910